Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	May 31, 2026	May 31, 2026
C000249041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	44.57%	23.00%
Solactive GBS United States 1000 Net Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	19.33%